Change in Accounting Principle - Statement of Consolidated Operations (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Oil and gas production revenues									$ 6,510	$ 12,795	$ 14,825
Other revenue									98	285	(315)
Gain (loss) on divestiture	$ 77	$ (5)	$ 227	$ (18)	$ (824)	$ 0	$ (787)	$ 3	281	(1,608)	(1,231)
Exploration									2,771	2,499	942
General and administrative									380	453	491
Depreciation, depletion, and amortization									3,300	4,526	5,057
Impairments	5,100	4,100	660	2,100	8,700	123	162	115	9,472	7,102	1,443
Financing costs, net									511	413	445
Current income tax provision									435	1,281	1,673
Deferred income tax provision (benefit)									(1,445)	(1,799)	(732)
NET LOSS FROM CONTINUING OPERATIONS INCLUDING NONCONTROLLING INTEREST	(5,055)	(4,119)	(917)	(1,068)	(6,308)	(341)	(303)	640	(11,159)	(6,312)	6
Net income (loss) attributable to noncontrolling interest									(315)	341	56
Net income (loss) from continuing operations attributable to common shareholders									(10,844)	(6,653)	(94)
Net income (loss) from discontinued operations, net of tax	627	(17)	120	(238)	(983)	(247)	68	(545)	492	(1,707)	438
Net income (loss) attributable to common shareholders	$ (4,015)	$ (4,143)	$ (860)	$ (1,334)	$ (7,297)	$ (691)	$ (354)	$ (18)	$ (10,352)	$ (8,360)	$ 344
Basic net income (loss) from continuing operations per share	$ (12.28)	$ (10.91)	$ (2.60)	$ (2.91)	$ (16.77)	$ (1.17)	$ (1.10)	$ 1.35	$ (28.70)	$ (17.32)	$ (0.24)
Basic net income (loss) from discontinued operations per share	1.66	(0.04)	0.32	(0.63)	(2.61)	(0.65)	0.18	(1.38)	1.30	(4.44)	1.11
Basic net income (loss) per share	(10.62)	(10.95)	(2.28)	(3.54)	(19.38)	(1.82)	(0.92)	(0.03)	(27.40)	(21.76)	0.87
Diluted net income (loss) from continuing operations per share	(12.28)	(10.91)	(2.60)	(2.91)	(16.77)	(1.17)	(1.10)	1.35	(28.70)	(17.32)	(0.24)
Diluted net income (loss) from discontinued operations per share	1.66	(0.04)	0.32	(0.63)	(2.61)	(0.65)	0.18	(1.38)	1.30	(4.44)	1.11
Diluted net income (loss) per share	$ (10.62)	$ (10.95)	$ (2.28)	$ (3.54)	$ (19.38)	$ (1.82)	$ (0.92)	$ (0.03)	$ (27.40)	$ (21.76)	$ 0.87
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax									$ (3)	$ 0	$ 9
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO COMMON STOCK									(10,355)	(8,361)	360
Change from Full Cost Method to Successful Efforts Method [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Oil and gas production revenues									6,510	12,795	14,825
Other revenue									98	285	(315)
Gain (loss) on divestiture									281	(1,608)	(1,231)
Exploration									2,771	2,499	942
General and administrative									380	453	491
Depreciation, depletion, and amortization									3,300	4,526	5,057
Impairments									9,472	7,102	1,443
Financing costs, net									511	413	445
Current income tax provision									435	1,281	1,673
Deferred income tax provision (benefit)									(1,445)	(1,799)	(732)
NET LOSS FROM CONTINUING OPERATIONS INCLUDING NONCONTROLLING INTEREST									(11,159)	(6,312)	6
Net income (loss) attributable to noncontrolling interest									(315)	341
Net income (loss) from continuing operations attributable to common shareholders									(10,844)	(6,653)	(94)
Net income (loss) from discontinued operations, net of tax									492	(1,707)	438
Net income (loss) attributable to common shareholders									$ (10,352)	$ (8,360)	$ 344
Basic net income (loss) from continuing operations per share									$ (28.70)	$ (17.32)	$ (0.24)
Basic net income (loss) from discontinued operations per share									1.30	(4.44)	1.11
Basic net income (loss) per share									(27.40)	(21.76)	0.87
Diluted net income (loss) from continuing operations per share									(28.70)	(17.32)	(0.24)
Diluted net income (loss) from discontinued operations per share									1.30	(4.44)	1.11
Diluted net income (loss) per share									$ (27.40)	$ (21.76)	$ 0.87
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax									$ (3)
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO COMMON STOCK									(10,355)	$ (8,361)	$ 360
Change from Full Cost Method to Successful Efforts Method [Member] | Under Full Cost [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Oil and gas production revenues									6,383	12,691	14,771
Other revenue									(76)	290	(333)
Gain (loss) on divestiture									59	(180)	0
Exploration									0	0	0
General and administrative									377	451	481
Depreciation, depletion, and amortization									29,372	9,720	5,866
Impairments									1,920	1,919	0
Financing costs, net									299	211	229
Current income tax provision									309	1,177	1,619
Deferred income tax provision (benefit)									(5,778)	(514)	309
NET LOSS FROM CONTINUING OPERATIONS INCLUDING NONCONTROLLING INTEREST									(22,757)	(3,472)	1,980
Net income (loss) attributable to noncontrolling interest									(409)	343
Net income (loss) from continuing operations attributable to common shareholders									(22,348)	(3,815)	1,880
Net income (loss) from discontinued operations, net of tax									(771)	(1,588)	308
Net income (loss) attributable to common shareholders									$ (23,119)	$ (5,403)	$ 2,188
Basic net income (loss) from continuing operations per share									$ (59.16)	$ (9.93)	$ 4.75
Basic net income (loss) from discontinued operations per share									(2.04)	(4.13)	0.78
Basic net income (loss) per share									(61.20)	(14.06)	5.53
Diluted net income (loss) from continuing operations per share									(59.16)	(9.93)	4.74
Diluted net income (loss) from discontinued operations per share									(2.04)	(4.13)	0.76
Diluted net income (loss) per share									$ (61.20)	$ (14.06)	$ 5.50
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax									$ 0
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO COMMON STOCK									(23,119)	$ (5,404)	$ 2,204
Change from Full Cost Method to Successful Efforts Method [Member] | Changes [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Oil and gas production revenues									127	104	54
Other revenue									174	(5)	18
Gain (loss) on divestiture									222	(1,428)	(1,231)
Exploration									2,771	2,499	942
General and administrative									3	2	10
Depreciation, depletion, and amortization									(26,072)	(5,194)	(809)
Impairments									7,552	5,183	1,443
Financing costs, net									212	202	216
Current income tax provision									126	104	54
Deferred income tax provision (benefit)									4,333	(1,285)	(1,041)
NET LOSS FROM CONTINUING OPERATIONS INCLUDING NONCONTROLLING INTEREST									11,598	(2,840)	(1,974)
Net income (loss) attributable to noncontrolling interest									94	(2)
Net income (loss) from continuing operations attributable to common shareholders									11,504	(2,838)	(1,974)
Net income (loss) from discontinued operations, net of tax									1,263	(119)	130
Net income (loss) attributable to common shareholders									$ 12,767	$ (2,957)	$ (1,844)
Basic net income (loss) from continuing operations per share									$ 30.46	$ (7.39)	$ (4.99)
Basic net income (loss) from discontinued operations per share									3.34	(0.31)	0.33
Basic net income (loss) per share									33.80	(7.70)	(4.66)
Diluted net income (loss) from continuing operations per share									30.46	(7.39)	(4.98)
Diluted net income (loss) from discontinued operations per share									3.34	(0.31)	0.35
Diluted net income (loss) per share									$ 33.80	$ (7.70)	$ (4.63)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax									$ (3)
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO COMMON STOCK									12,764	$ (2,957)	$ (1,844)
Oil [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Oil and gas production revenues									5,107	10,110	11,870
Oil [Member] | Change from Full Cost Method to Successful Efforts Method [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Oil and gas production revenues									5,107	10,110	11,870
Oil [Member] | Change from Full Cost Method to Successful Efforts Method [Member] | Under Full Cost [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Oil and gas production revenues									4,999	10,040	11,853
Oil [Member] | Change from Full Cost Method to Successful Efforts Method [Member] | Changes [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Oil and gas production revenues									108	70	17
Natural Gas [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Oil and gas production revenues									1,176	2,017	2,303
Natural Gas [Member] | Change from Full Cost Method to Successful Efforts Method [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Oil and gas production revenues									1,176	2,017	2,303
Natural Gas [Member] | Change from Full Cost Method to Successful Efforts Method [Member] | Under Full Cost [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Oil and gas production revenues									1,157	1,983	2,266
Natural Gas [Member] | Change from Full Cost Method to Successful Efforts Method [Member] | Changes [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Oil and gas production revenues									19	34	37
Natural Gas Liquids [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Oil and gas production revenues									227	668	652
Natural Gas Liquids [Member] | Change from Full Cost Method to Successful Efforts Method [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Oil and gas production revenues									227	668	652
Natural Gas Liquids [Member] | Change from Full Cost Method to Successful Efforts Method [Member] | Under Full Cost [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Oil and gas production revenues									227	668	652
Natural Gas Liquids [Member] | Change from Full Cost Method to Successful Efforts Method [Member] | Changes [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Oil and gas production revenues									0	0	0
Recurring [Member] | Change from Full Cost Method to Successful Efforts Method [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Depreciation, depletion, and amortization									2,976	4,195	4,705
Recurring [Member] | Change from Full Cost Method to Successful Efforts Method [Member] | Under Full Cost [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Depreciation, depletion, and amortization									3,531	4,388	4,534
Recurring [Member] | Change from Full Cost Method to Successful Efforts Method [Member] | Changes [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Depreciation, depletion, and amortization									(555)	(193)	171
Additional [Member] | Change from Full Cost Method to Successful Efforts Method [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Depreciation, depletion, and amortization									0	0	0
Additional [Member] | Change from Full Cost Method to Successful Efforts Method [Member] | Under Full Cost [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Depreciation, depletion, and amortization									25,517	5,001	995
Additional [Member] | Change from Full Cost Method to Successful Efforts Method [Member] | Changes [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Depreciation, depletion, and amortization									(25,517)	(5,001)	(995)
Other assets [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Depreciation, depletion, and amortization									$ 324	$ 331	352
Other assets [Member] | Change from Full Cost Method to Successful Efforts Method [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Depreciation, depletion, and amortization											352
Other assets [Member] | Change from Full Cost Method to Successful Efforts Method [Member] | Under Full Cost [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Depreciation, depletion, and amortization											337
Other assets [Member] | Change from Full Cost Method to Successful Efforts Method [Member] | Changes [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Depreciation, depletion, and amortization											$ 15